Award Timing Disclosure	12 Months Ended
Dec. 27, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Other than our CEO, our equity compensation programs for 2025 for employees did not include annual or periodic stock option awards. The Compensation Committee approved the grant of time-vested stock options and performance-based stock options to Mr. Tan on his start date as part of his new-hire compensation package. During 2025, the committee did not consider material nonpublic information when determining the timing or terms of equity awards to Intel’s executive officers, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	During 2025, the committee did not consider material nonpublic information when determining the timing or terms of equity awards to Intel’s executive officers, and the Company has not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false